Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2015
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Nov. 02, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Feb. 27, 2015